Tax payable	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Tax payable

10. Tax payable

The Group’s subsidiaries, VIE and subsidiaries of VIE incorporated in China are subject to 6% VAT for services rendered.

The following is a summary of tax payable as of as of December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
	RMB	RMB
VAT payables	11,355	14,821
Individual income tax payables	552	478
Construction tax payables	40	2
Educational development payables	29	2
Others	35	14
Total	12,011	15,317